Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Concentrations of Risk Percentage

For each significant customer, revenue as a percentage of total revenue for the periods presented and accounts receivable, net as a percentage of total accounts receivable, net as of the periods presented were as follows:

	Revenue				Accounts Receivable, Net
	Three Months Ended September 30,		Nine Months Ended September 30,		December 31, 2018		September 30, 2019
	2018	2019	2018	2019
	(unaudited)						(unaudited)
Customer A	15.7%	16.0%	21.6%	11.8%	*	%	39.6%
Customer B	*	10.7	*	*	15.1		*
Customer C	35.0	*	19.1	*	13.2		*
Genentech, Inc.	*	43.9	*	43.7	*		*

*	less than 10%

For each significant customer, revenue as a percentage of revenue and accounts receivable as a percentage of accounts receivable were as follows:

	Revenue		Accounts Receivable
	Year Ended December 31,		December 31,
	2017	2018	2017	2018
Customer A	31.4%	18.4%	29.9%	*	%
Customer B	*	13.5	14.9	15.1
Customer C	*	15.4	*	13.2

*	less than 10%

Schedule of Useful lives Property and Equipment

Useful lives assigned to property and equipment are as follows:

Laboratory equipment	3 to 7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Computer equipment and software	3 years
Furniture and office equipment	5 to 10 years